UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740
(Name and address of agent for service)

626-385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EuroPac International Value Fund

Class A (EPIVX)

Class I (EPVIX)

EuroPac International Bond Fund

Class A (EPIBX)

Class I (EPBIX)

EuroPac International Dividend Income Fund

Class A (EPDPX)

Class I (EPDIX)

EP Emerging Markets Small Companies Fund

Class A (EPASX)

Class I (EPEIX)

EuroPac Gold Fund

Class A (EPGFX)

Class I (EPGIX)

SEMI-ANNUAL REPORT

April 30, 2021

Euro Pacific Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	35
Notes to Financial Statements	45
Supplemental Information	63
Expense Examples	72

This report and the financial statements contained herein are provided for the general information of the shareholders of the Euro Pacific Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.europacificfunds.com

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 90.9%
	AUSTRALIA — 4.2%
120,000	Newcrest Mining Ltd.	$2,451,583
805,000	Telstra Corp. Ltd.	2,102,265
		4,553,848
	BRAZIL — 4.5%
750,656	Ambev S.A. - ADR	2,086,824
627,000	Banco Bradesco S.A. - ADR	2,727,450
		4,814,274
	CANADA — 18.9%
69,500	Bank of Nova Scotia	4,425,451
168,800	Barrick Gold Corp.	3,587,000
509,900	Kinross Gold Corp.	3,589,696
69,400	Nutrien Ltd.	3,830,186
1,066,708	Yamana Gold, Inc.	4,896,190
		20,328,523
	CHILE — 3.0%
174,402	Cia Cervecerias Unidas S.A. - ADR	3,196,789

	DENMARK — 2.4%
34,550	Novo Nordisk A/S - ADR	2,554,972

	FINLAND — 2.1%
61,555	Nokian Renkaat Oyj	2,292,587

	FRANCE — 7.1%
51,100	Societe BIC S.A.	3,609,191
41,000	Sodexo S.A. *	4,096,057
		7,705,248
	GERMANY — 8.6%
20,000	BASF S.E.	1,612,888
56,000	Bayer A.G.	3,623,371
45,000	Daimler A.G.	4,006,071
		9,242,330
	JAPAN — 1.9%
50,000	Asahi Group Holdings Ltd.	2,088,480

	NETHERLANDS — 4.0%
22,000	Aalberts N.V.	1,191,512

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS (Continued)
166,332	Royal Dutch Shell PLC - A Shares	$3,167,467
		4,358,979
	NEW ZEALAND — 0.0%
304,920	SKY Network Television Ltd. *	37,095

	NORWAY — 2.4%
124,870	Equinor A.S.A.	2,542,704

	SINGAPORE — 1.5%
842,700	Singapore Telecommunications Ltd.	1,583,070

	SWEDEN — 3.5%
32,000	Alfa Laval A.B.	1,082,593
295,100	Betsson A.B. *	2,691,093
		3,773,686
	SWITZERLAND — 1.4%
17,280	Novartis A.G. - ADR	1,472,947

	UNITED KINGDOM — 15.5%
158,000	BP PLC - ADR	3,975,280
151,814	British American Tobacco PLC - ADR	5,694,543
6,200	Diageo PLC - ADR	1,111,970
49,700	GlaxoSmithKline PLC - ADR	1,855,798
33,003	Unilever PLC - ADR	1,937,936
1,123,470	Vodafone Group PLC	2,122,507
		16,698,034
	UNITED STATES — 9.9%
119,186	Newmont Corp.	7,438,398
33,645	Philip Morris International, Inc.	3,196,275
		10,634,673
	TOTAL COMMON STOCKS
	(Cost $80,998,750)	97,878,239

EuroPac International Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 8.8%
$9,498,781	UMB Money Market Fiduciary, 0.010% [1]	$9,498,781
	Total Short-Term Investments
	(Cost $9,498,781)	9,498,781

	TOTAL INVESTMENTS — 99.7%
	(Cost $90,497,531)	107,377,020

	Other Assets in Excess of Liabilities — 0.3%	341,265
	TOTAL NET ASSETS — 100.0%	$107,718,285

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	30.1%
Basic Materials	25.5%
Consumer, Cyclical	12.2%
Energy	9.0%
Financial	6.6%
Communications	5.4%
Industrial	2.1%
Total Common Stocks	90.9%
Short-Term Investments	8.8%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
1,197	Hycroft Mining Holding Corp. *	$4,201
	TOTAL COMMON STOCKS
	(Cost $1,585,230)	4,201

Principal Amount[1]
	FIXED INCOME SECURITIES — 89.7%
	ARGENTINA — 0.8%
40,000,000	Argentine Bonos del Tesoro 18.200%, 10/3/2021	403,621

	AUSTRALIA — 10.9%
1,000,000	BHP Billiton Finance Ltd. 5.625%, 10/22/2079[2,3]	1,389,139
1,000,000	Coca-Cola Amatil Ltd. 4.625%, 5/21/2021	771,924
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[4]	1,304,056
	Queensland Treasury Corp.
1,000,000	6.000%, 6/14/2021	775,562
1,500,000	5.750%, 7/22/2024	1,354,980
		5,595,661
	BRAZIL — 3.3%
	Brazilian Government International Bond
4,500,000	12.500%, 1/5/2022	875,554
4,000,000	10.250%, 1/10/2028	791,900
		1,667,454
	CANADA — 9.1%
1,500,000	Bank of Nova Scotia 2.490%, 9/23/2024	1,274,401
500,000	Bell Canada, Inc. 2.500%, 5/14/2030[2]	398,456
2,000,000	Canadian Government Bond 2.500%, 6/1/2024	1,727,302
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[2]	1,262,483
18,750	Sanjel Corp. 0.000% [5,6]	—
		4,662,642

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	CHILE — 3.2%
375,000,000	Bonos de la Tesoreria de la Republica en pesos 4.500%, 3/1/2026	$575,815
700,000,000	Bonos del Banco Central de Chile en Pesos 6.000%, 3/1/2022	1,039,237
		1,615,052
	COLOMBIA — 0.7%
1,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	380,119

	GERMANY — 3.3%
14,000,000	Kreditanstalt fuer Wiederaufbau 1.800% (NIBOR 3 Month + 150 basis points), 1/25/2022[7]	1,701,594

	LUXEMBOURG — 4.2%
	European Investment Bank
18,090,000,000	7.400%, 1/24/2022	1,270,333
18,000,000	6.500%, 7/7/2027	894,526
		2,164,859
	MALAYSIA — 4.8%
10,000,000	Malaysia Government Bond 4.160%, 7/15/2021	2,453,234

	MEXICO — 6.9%
20,000,000	America Movil S.A.B. de C.V. 6.450%, 12/5/2022	1,000,987
	Mexican Bonos
35,000,000	6.750%, 3/9/2023	1,782,676
15,000,000	5.750%, 3/5/2026	734,524
		3,518,187
	NEW ZEALAND — 4.6%
2,100,000	New Zealand Government Inflation Linked Bond 3.000%, 9/20/2030	2,144,024
240,000	New Zealand Local Government Funding Agency Bond 4.500%, 4/15/2027	201,393
		2,345,417
	NORWAY — 1.1%
5,000,000	City of Oslo Norway 1.320%, 2/16/2028	582,407

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	PERU — 3.0%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	$1,553,633

	PHILIPPINES — 2.0%
75,000,000	Asian Development Bank 6.200%, 10/6/2026	1,044,466

	SINGAPORE — 6.0%
1,000,000	Housing & Development Board 2.420%, 7/24/2023	780,554
1,000,000	Keppel Corp. Ltd. 3.800%, 4/23/2027[2,8]	767,863
2,000,000	Singapore Government Bond 1.750%, 4/1/2022	1,521,791
		3,070,208
	SOUTH KOREA — 3.7%
	Export-Import Bank of Korea
60,000,000	6.750%, 8/9/2022	822,461
15,000,000,000	7.250%, 12/7/2024	1,090,862
		1,913,323
	SWEDEN — 3.2%
10,000,000	Betsson A.B. 3.975% (STIBOR 3 Month + 400 basis points), 9/26/2022[2,7]	1,205,798
3,500,000	Telia Co. A.B. 3.250%, 10/4/2077[2,3]	425,903
		1,631,701
	UNITED KINGDOM — 6.0%
1,000,000	BP Capital Markets PLC 3.250% [2,3,6]	1,291,873
370,000	Rolls-Royce PLC 1.625%, 5/9/2028[2]	409,734
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[2,3]	1,360,120
		3,061,727
	UNITED STATES — 12.9%
1,000,000	Barrick North America Finance LLC 5.750%, 5/1/2043	1,340,338
26,000,000,000	Inter-American Development Bank 7.875%, 3/14/2023	1,892,789

EuroPac International Bond Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED STATES (Continued)
75,000,000	International Bank for Reconstruction & Development 6.000%, 1/16/2025	$1,039,445
	International Finance Corp.
74,000,000	8.250%, 6/10/2021	1,002,368
56,000,000	5.850%, 11/25/2022	762,858
8,000,000,000	8.000%, 10/9/2023	589,574
		6,627,372
	TOTAL FIXED INCOME SECURITIES
	(Cost $49,163,577)	45,992,677
	SHORT-TERM INVESTMENTS — 3.8%
$1,930,212	UMB Money Market Fiduciary, 0.010% [9]	1,930,212
	Total Short-Term Investments
	(Cost $1,930,212)	1,930,212

	TOTAL INVESTMENTS — 93.5%
	(Cost $52,679,019)	47,927,090

	Other Assets in Excess of Liabilities — 6.5%	3,325,572
	TOTAL NET ASSETS — 100.0%	$51,252,662

LLC – Limited Liability Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Local currency.
[2]	Callable.
[3]	Variable rate security.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,304,056, which represents 2.54% of Net Assets.
[5]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[6]	Perpetual security. Maturity date is not applicable.
[7]	Floating rate security.
[8]	Step rate security.
[9]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Basic Materials	0.0%
Total Common Stocks	0.0%
Fixed Income Securities
Government	56.7%
Basic Materials	7.9%
Financial	7.8%
Communications	6.2%
Energy	5.0%
Consumer, Cyclical	2.3%
Consumer, Non-cyclical	1.5%
Diversified	1.5%
Industrial	0.8%
Total Fixed Income Securities	89.7%
Short-Term Investments	3.8%
Total Investments	93.5%
Other Assets in Excess of Liabilities	6.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.6%
	AUSTRALIA — 1.8%
630,000	Telstra Corp. Ltd.	$1,645,251

	BRAZIL — 3.9%
700,000	Ambev S.A. - ADR	1,946,000
352,000	Banco Bradesco S.A. - ADR	1,531,200
		3,477,200
	CANADA — 18.6%
160,000	Alamos Gold, Inc. - Class A	1,280,000
30,000	Bank of Nova Scotia	1,910,267
151,000	Barrick Gold Corp.	3,208,750
35,000	BCE, Inc.	1,654,328
60,000	Canadian Utilities Ltd. - Class A	1,714,774
91,047	Freehold Royalties Ltd.	596,264
300,000	IAMGOLD Corp. *	939,000
28,000	Nutrien Ltd.	1,545,320
50,000	Power Corp. of Canada	1,456,232
526,000	Yamana Gold, Inc.	2,414,340
		16,719,275
	CHILE — 1.8%
89,979	Cia Cervecerias Unidas S.A. - ADR	1,649,315

	DENMARK — 1.4%
17,100	Novo Nordisk A/S - ADR	1,264,545

	FRANCE — 10.8%
40,000	Bouygues S.A.	1,713,873
18,700	Danone S.A.	1,318,082
186,000	Engie S.A. *	2,766,074
30,000	Societe BIC S.A.	2,118,899
40,000	TOTAL S.A. - ADR	1,771,200
		9,688,128
	GERMANY — 7.8%
19,000	BASF S.E.	1,532,243
45,000	Bayer A.G.	2,911,637
29,141	Daimler A.G.	2,594,243
		7,038,123
	NETHERLANDS — 3.0%
70,000	Royal Dutch Shell PLC - Class A - ADR	2,660,000

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NEW ZEALAND — 1.9%
1,849,000	Kiwi Property Group Ltd.	$1,680,428
424,922	SKY Network Television Ltd. *	51,694
		1,732,122
	NORWAY — 6.5%
100,000	Equinor A.S.A. - ADR	2,027,000
260,000	Norsk Hydro A.S.A.	1,660,452
122,900	Telenor A.S.A.	2,191,795
		5,879,247
	SINGAPORE — 6.2%
50,000	DBS Group Holdings Ltd.	1,123,760
350,000	Singapore Technologies Engineering Ltd.	1,015,179
1,200,000	Singapore Telecommunications Ltd.	2,254,283
2,709,861	Starhill Global REIT - REIT	1,150,490
		5,543,712
	SOUTH KOREA — 1.9%
57,553	SK Telecom Co., Ltd. - ADR	1,728,892

	SWEDEN — 4.3%
261,000	Betsson A.B. *	2,380,127
45,000	Lundin Energy A.B.	1,441,599
		3,821,726
	SWITZERLAND — 1.1%
11,696	Novartis A.G. - ADR	996,967

	UNITED KINGDOM — 12.3%
110,000	BP PLC - ADR	2,767,600
67,800	British American Tobacco PLC - ADR	2,543,178
36,240	GlaxoSmithKline PLC - ADR	1,353,202
20,650	Unilever PLC - ADR	1,212,568
1,700,000	Vodafone Group PLC	3,211,711
		11,088,259
	UNITED STATES — 10.3%
101,150	Newmont Corp.	6,312,771
31,000	Philip Morris International, Inc.	2,945,000
		9,257,771
	TOTAL COMMON STOCKS
	(Cost $78,489,249)	84,190,533

EuroPac International Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 1.6%
	UNITED STATES — 1.6%
30,800	VanEck Vectors Junior Gold Miners ETF - ETF	$1,461,460
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $802,088)	1,461,460

Principal Amount
	SHORT-TERM INVESTMENTS — 4.6%
$4,137,500	UMB Money Market Fiduciary, 0.010% [1]	4,137,500
	Total Short-Term Investments
	(Cost $4,137,500)	4,137,500

	TOTAL INVESTMENTS — 99.8%
	(Cost $83,428,837)	89,789,493

	Other Assets in Excess of Liabilities — 0.2%	216,836
	TOTAL NET ASSETS — 100.0%	$90,006,329

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	22.5%
Basic Materials	21.0%
Communications	14.2%
Energy	12.5%
Financial	9.9%
Consumer, Cyclical	5.5%
Utilities	5.0%
Industrial	3.0%
Total Common Stocks	93.6%
Exchange-Traded Funds
Basic Materials	1.6%
Total Exchange-Traded Funds	1.6%
Short-Term Investments	4.6%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.7%
	BRAZIL — 4.3%
43,200	Arco Platform Ltd. - Class A *	$1,108,512
137,555	Banco Inter S.A. [1]	1,972,125
170,300	Instituto Hermes Pardini S.A.	589,706
164,420	Locaweb Servicos de Internet S.A. [1]	870,817
		4,541,160
	CHINA — 20.2%
27,600	Agora, Inc. - ADR *	1,341,636
1,044,455	AK Medical Holdings Ltd. [1]	1,622,470
69,237	Amoy Diagnostics Co., Ltd. - Class A	911,172
657,610	B-Soft Co., Ltd. - Class A	1,042,299
2,700,000	China Forestry Holdings Co., Ltd. *,2	—
200,602	Chongqing Fuling Zhacai Group Co., Ltd. - Class A	1,233,683
42,130	Genetron Holdings Ltd. - ADR *	891,471
619,675	Haitian International Holdings Ltd.	2,521,188
203,065	Hefei Meyer Optoelectronic Technology, Inc. - Class A	1,503,801
186,230	Joyoung Co., Ltd. - Class A	913,780
815,750	Kangji Medical Holdings Ltd. *	1,358,708
56,090	New Horizon Health Ltd. *,1	498,238
326,585	Sanquan Food Co., Ltd. - Class A	1,002,030
179,603	Sichuan Teway Food Group Co., Ltd. - Class A	1,217,959
198,445	Venus MedTech Hangzhou, Inc. - Class H *,1	1,756,181
315,016	Venustech Group, Inc. - Class A	1,472,877
106,315	Yeahka Ltd. *	874,214
94,103	Yifeng Pharmacy Chain Co., Ltd. - Class A	1,304,608
		21,466,315
	INDIA — 20.8%
62,558	Aavas Financiers Ltd. *	1,918,355
43,400	AIA Engineering Ltd. *	1,090,297
450,600	Bandhan Bank Ltd. *,1	1,997,228
25,840	Castrol India Ltd.	43,808
840,200	City Union Bank Ltd. *	1,888,484
217,683	CreditAccess Grameen Ltd. *	1,745,579
628,175	EPL Ltd.	1,902,023
28,580	GMM Pfaudler Ltd.	1,599,547
125,480	Havells India Ltd.	1,674,211
19,245	Jubilant Foodworks Ltd. *	749,725
51,260	L&T Technology Services Ltd. [1]	1,885,444
52,450	Metropolis Healthcare Ltd. [1]	1,695,047
103,600	Mphasis Ltd.	2,465,500

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
182,586	Syngene International Ltd. *,1	$1,361,779
		22,017,027
	INDONESIA — 3.3%
14,577,980	Ace Hardware Indonesia Tbk P.T.	1,493,012
8,967,055	Bank Tabungan Pensiunan Nasional Syariah Tbk P.T.	2,025,400
		3,518,412
	LUXEMBOURG — 1.1%
74,200	Global Fashion Group S.A. *	1,164,489

	MALAYSIA — 1.3%
1,829,662	Frontken Corp. Bhd	1,397,706

	MEXICO — 2.0%
413,150	Regional S.A.B. de C.V. *	2,098,892

	PHILIPPINES — 1.3%
3,796,515	Wilcon Depot, Inc.	1,386,891

	POLAND — 2.7%
44,474	Dino Polska S.A. *,1	2,885,429

	RUSSIA — 2.9%
53,750	TCS Group Holding PLC - GDR	3,108,911

	SINGAPORE — 1.9%
527,890	Nanofilm Technologies International Ltd. *	1,974,034

	SOUTH AFRICA — 1.0%
66,340	Clicks Group Ltd.	1,107,916

	SOUTH KOREA — 10.7%
9,000	Chunbo Co., Ltd.	1,459,048
28,900	Kakao Games Corp. *	1,402,229
86,750	Koh Young Technology, Inc.	2,161,102
13,950	LEENO Industrial, Inc.	2,033,382
9,100	SK Materials Co., Ltd.	2,741,920
8,600	Tokai Carbon Korea Co., Ltd.	1,505,691
		11,303,372
	SWEDEN — 0.7%
21,322	Vitrolife A.B.	798,936

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 17.9%
69,915	Airtac International Group	$2,917,987
24,482	ASPEED Technology, Inc.	1,827,461
243,140	Chroma ATE, Inc.	1,680,169
67,960	eMemory Technology, Inc. *	2,477,833
36,655	Parade Technologies Ltd.	1,797,305
119,610	Realtek Semiconductor Corp. *	2,256,433
12,865	Silergy Corp.	1,322,271
103,635	Voltronic Power Technology Corp. *	4,710,233
		18,989,692
	THAILAND — 1.9%
1,793,680	TOA Paint Thailand PCL	1,985,102

	VIETNAM — 1.7%
289,298	Mobile World Investment Corp.	1,763,538

	TOTAL COMMON STOCKS
	(Cost $72,562,819)	101,507,822
	WARRANTS — 0.0%
	MALAYSIA — 0.0%
609,887	Frontken Corp. Bhd, Strike Price: 4.00 MYR, Expiration Date: May 3, 2026 *,2	—
	TOTAL WARRANTS
	(Cost $0)	—

Principal Amount
	SHORT-TERM INVESTMENTS — 3.4%
$3,564,527	UMB Money Market Fiduciary, 0.010% [3]	3,564,527
	Total Short-Term Investments
	(Cost $3,564,527)	3,564,527

	TOTAL INVESTMENTS — 99.1%
	(Cost $76,127,346)	105,072,349

	Other Assets in Excess of Liabilities — 0.9%	936,974
	TOTAL NET ASSETS — 100.0%	$106,009,323

ADR – American Depository Receipt
GDR – Global Depository Receipt
MYR – Malaysian Ringgit
PCL – Public Company Limited
PLC – Public Limited Company

*	Non-income producing security.

EP Emerging Markets Small Companies Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $16,544,758, which represents 15.61% of Net Assets.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	29.7%
Technology	19.0%
Consumer, Non-cyclical	17.7%
Financial	15.8%
Consumer, Cyclical	8.2%
Basic Materials	3.4%
Communications	1.9%
Total Common Stocks	95.7%
Warrants
Industrial	0.0%
Total Warrants	0.0%
Short-Term Investments	3.4%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.2%
	GOLD MINING — 38.7%
178,540	Agnico Eagle Mines Ltd.	$11,148,038
2,008,728	B2Gold Corp.	9,641,894
150,000	B2Gold Corp.[1]	722,421
506,992	Barrick Gold Corp.*	10,773,580
1,443,099	Equinox Gold Corp.*,1	11,669,707
150,000	Equinox Gold Corp.*	1,213,500
657,687	Evolution Mining Ltd.[1]	2,345,806
1,038,000	Gold Fields Ltd. - ADR	9,736,440
2,770,176	i-80 Gold Corp.*,1,2	5,543,958
100,005	Kinross Gold Corp.	704,035
93,000	Newmont Corp.	5,804,130
8,224,400	OceanaGold Corp.*,1	13,716,254
100,000	OceanaGold Corp.*	167,000
60,000	Polymetal International PLC	1,239,194
5,000	Polyus PJSC - GDR	463,250
704,769	Pretium Resources, Inc.*	7,393,027
40,000	Pretium Resources, Inc.*,1	420,111
		92,702,345
	ROYALTY COMPANIES — 37.3%
2,123,589	Elemental Royalties*,1,2,3	2,487,771
3,000,000	Elemental Royalties Corp.*,1,3	3,514,481
1,400,000	Empress Royalty Corp.*,1	466,970
1,431,976	EMX Royalty Corp.*	4,653,922
90,096	Franco-Nevada Corp.	12,544,967
107,500	Lara Exploration Ltd.*,1	66,466
745,000	Maverix Metals, Inc.	4,201,800
1,628,850	Metalla Royalty & Streaming Ltd.[1,3]	15,451,018
258,437	Metalla Royalty & Streaming Ltd.[3]	2,444,814
2,100,000	Nomad Royalty Co., Ltd.[1]	1,828,018
4,416,651	Orogen Royalties, Inc.*,1	1,329,451
750,000	Orogen Royalties, Inc.[1,2]	225,757
596,889	Osisko Gold Royalties Ltd.	7,210,419
323,120	Osisko Gold Royalties Ltd.[1]	3,900,993
87,200	Royal Gold, Inc.	9,754,192
1,640,000	Sandstorm Gold Ltd.*	12,168,800
3,000,000	Star Royalties Ltd.*,1,2	1,293,524
753,400	Vox Royalty Corp.*,1	1,562,943
79,000	Wheaton Precious Metals Corp.	3,264,280
25,000	Wheaton Precious Metals Corp.[1]	1,037,057
		89,407,643

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PRECIOUS METALS EXPLORATION — 9.7%
1,611,182	Almadex Minerals Ltd.*,1	$321,135
1,188,100	Altus Strategies PLC*,1	1,116,381
1,456,228	Aurion Resources Ltd.*,1	959,604
1,200,000	Aurion Resources Ltd.*,1,2	790,758
811,182	Azucar Minerals Ltd.*,1	79,191
726,317	Capitan Mining, Inc.*,1,2	218,628
14,531,818	GBM Resources Ltd.*,1,3	1,343,362
505,500	Harfang Exploration, Inc.*,1	152,160
128,000	Heliostar Metals Ltd.*,1	122,877
652,800	Irving Resources, Inc.*,1	1,014,357
270,000	Irving Resources, Inc.*,1,2	419,541
5,355,900	Magna Gold Corp.*,1,3	3,877,930
6,692,000	Medgold Resources Corp.*,1,3	258,599
736,000	Medgold Resources Corp.*,1,2,3	28,441
5,439,900	Midland Exploration, Inc.*,1,3	3,983,005
6,203,704	Mundoro Capital, Inc.*,1,2,3	1,009,389
108,550	Perpetua Resources Corp.*,1	828,343
1,015,000	Revival Gold, Inc.*,1	561,503
920,000	Revival Gold, Inc.*,1,2	508,949
2,800,000	Riverside Resources, Inc.*,1,2,3	455,581
5,000,000	Thomson Resources Ltd.*,1	423,696
4,446,124	Vista Gold Corp.*	4,712,892
8,200	Vista Gold Corp.*,1	8,739
		23,195,061
	SILVER: EXPLORATION AND MINING — 10.8%
2,829,537	Fortuna Silver Mines, Inc.*	17,062,108
281,500	Pan American Silver Corp.	8,957,330
		26,019,438
	GOLD EXPLORATION — 2.7%
3,468,263	Adriatic Metals PLC*,1	6,252,011
533,000	Newcore Gold Ltd.*,1	255,833
		6,507,844
	TOTAL COMMON STOCKS
	(Cost $160,355,114)	237,832,331
	WARRANTS — 0.0%
	GOLD MINING — 0.0%
96,154	i-80 Gold Corp., Strike Price: 3.64 CAD, Expiration Date: October 15, 2022*,1,2	—

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number of Shares		Value
WARRANTS (Continued)
PRECIOUS METALS DEVELOPMENTAL — 0.0%
107,750	Almaden Minerals Ltd., Strike Price: 1.35 CAD, Expiration Date: June 7, 2022*,1,2	$—
PRECIOUS METALS EXPLORATION — 0.0%
1,336,000	Altus Strategies PLC, Strike Price: 1.50 CAD, Expiration Date: April 18, 2023*,1,2	—
9,090,909	GBM Resources Ltd., Strike Price: 0.105 AUD, Expiration Date: April 7, 2023*,1,2	105,049
1,851,852	Mundoro Capital, Inc., Strike Price: 0.20 CAD, Expiration Date: January 9, 2022*,1,2	—
1,250,000	Mundoro Capital, Inc., Strike Price: 0.30 CAD, Expiration Date: March 11, 2023*,1,2	—
128,900	O3 Mining Corp., Strike Price: 4.46 CAD, Expiration Date: March 16, 2022*,1,2	—
497,000	Outcrop Gold Corp., Strike Price: 1.20 CAD, Expiration Date: June 23, 2021*,1,2	—
460,000	Revival Gold, Inc., Strike Price: 0.90 CAD, Expiration Date: March 26, 2022*,1,2	—
2,500,000	Thomson Resources Ltd., Strike Price: 0.20 AUD, Expiration Date: March 29, 2024*,1,2	—
105,049
ROYALTY COMPANIES — 0.0%
700,000	Empress Royalty Corp., Strike Price: 0.75 CAD, Expiration Date: April 8, 2023*,1,2	—
58,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: April 13, 2024*,1,2	—
333,350	Vox Royalty Corp., Strike Price: 4.50 CAD, Expiration Date: June 17, 2022*,1,2	—
—
SILVER: EXPLORATION AND MINING — 0.0%
1,880,000	Golden Arrow Resources Corp., Strike Price: 0.40 CAD, Expiration Date: March 18, 2023*,1,2	—
TOTAL WARRANTS
	(Cost $—)	105,049

EuroPac Gold Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 0.3%
$686,449	UMB Money Market Fiduciary, 0.01%[4]	$686,449
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $686,449)	686,449

	TOTAL INVESTMENTS — 99.5%
	(Cost $161,041,563)	238,623,829

	Other Assets in Excess of Liabilities — 0.5%	1,095,386
	TOTAL NET ASSETS — 100.0%	$239,719,215

ADR – American Depository Receipt

AUD – Australian Dollar

CAD – Canadian Dollar

GDR – Global Depository Receipt

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	Securities noted are exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are Level 3 securities fair valued under procedures established by the Board of Trustees, representing 5.5% of Net Assets. The total value of these securities is $13,087,346.
[3]	Affiliated company.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Gold Mining	38.7%
Royalty Companies	37.3%
Silver: Exploration and Mining	10.8%
Precious Metals Exploration	9.7%
Gold Exploration	2.7%
Total Common Stocks	99.2%
Short-Term Investments	0.3%
Warrants	0.0%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2021 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Assets:
Investments in unaffiliated issuers, at cost	$90,497,531	$52,679,019	$83,428,837
Investments in affiliated issuers, at cost	-	-	-
Warrants, at cost	-	-	-
Foreign currency, at cost	-	2,711,060	-
Investments in unaffiliated issuers, at value	$107,377,020	$47,927,090	$89,789,493
Investments in affiliated issuers, at value	-	-	-
Warrants, at value	-	-	-
Foreign currency, at value	-	2,702,873	-
Cash held at broker	-	-	-
Receivables:
Investment securities sold	-	-	-
Fund shares sold	19,997	4,684	31,566
Dividends and interest	519,029	693,738	386,367
Prepaid expenses	20,232	14,715	14,372
Total assets	107,936,278	51,343,100	90,221,798
Liabilities:
Payables:
Fund shares redeemed	26,617	18,227	51,784
Advisory fees	95,166	11,744	62,410
Shareholder servicing fees (Note 7)	9,927	4,731	9,169
Distribution fees (Note 8)	19,964	8,783	17,527
Fund accounting and administration fees	24,733	15,507	22,939
Transfer agent fees and expenses	14,492	10,186	13,868
Custody fees	5,382	2,849	14,106
Auditing fees	7,982	7,683	8,011
Trustees' deferred compensation (Note 3)	5,959	5,856	6,101
Chief Compliance Officer fees	849	1,164	1,950
Trustees' fees and expenses	353	475	34
Deferred non-U.S. taxes	-	-	-
Accrued other expenses	6,569	3,233	7,570
Total liabilities	217,993	90,438	215,469
Net Assets	$107,718,285	$51,252,662	$90,006,329

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2021 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$107,616,290	$56,689,231	$93,567,135
Total distributable earnings (accumulated deficit)	101,995	(5,436,569)	(3,560,806)
Net Assets	$107,718,285	$51,252,662	$90,006,329
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$103,145,966	$45,732,101	$86,801,103
Shares of beneficial interest issued and outstanding	10,924,178	5,110,968	9,459,750
Redemption price per share	$9.44	$8.95	$9.18
Maximum sales charge (4.50% of offering price)*	0.44	0.42	0.43
Maximum public offering price to public	$9.88	$9.37	$9.61
Class I Shares:
Net assets applicable to shares outstanding	$4,572,319	$5,520,561	$3,205,226
Shares of beneficial interest issued and outstanding	482,946	608,948	348,882
Offering and redemption price per share	$9.47	$9.07	$9.19

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2021 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Assets:
Investments in unaffiliated issuers, at cost	$76,127,346	$149,292,956
Investments in affiliated issuers, at cost	-	11,748,607
Warrants, at cost	-	-
Foreign currency, at cost	316,642	1,126,191
Investments in unaffiliated issuers, at value	$105,072,349	$222,015,802
Investments in affiliated issuers, at value	-	16,502,978
Warrants, at value	-	105,049
Foreign currency, at value	316,503	1,222,146
Cash held at broker	-	21,131
Receivables:
Investment securities sold	1,248,671	42,471
Fund shares sold	12,144	111,782
Dividends and interest	45,275	11,079
Prepaid expenses	14,138	26,549
Total assets	106,709,080	240,058,987
Liabilities:
Payables:
Fund shares redeemed	24,495	83,244
Advisory fees	87,529	160,395
Shareholder servicing fees (Note 7)	6,903	441
Distribution fees (Note 8)	19,886	46,421
Fund accounting and administration fees	27,913	8,920
Transfer agent fees and expenses	13,922	16,704
Custody fees	14,188	4,013
Auditing fees	7,983	7,655
Trustees' deferred compensation (Note 3)	6,713	6,715
Chief Compliance Officer fees	2,506	1,229
Trustees' fees and expenses	198	116
Deferred non-U.S. taxes	481,846	-
Accrued other expenses	5,675	3,919
Total liabilities	699,757	339,772
Net Assets	$106,009,323	$239,719,215

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2021 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$75,086,721	$201,760,207
Total distributable earnings (accumulated deficit)	30,922,602	37,959,008
Net Assets	$106,009,323	$239,719,215
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$103,236,207	$220,649,442
Shares of beneficial interest issued and outstanding	6,645,103	18,289,583
Redemption price per share	$15.54	$12.06
Maximum sales charge (4.50% of offering price)*	0.73	0.57
Maximum public offering price to public	$16.27	$12.63
Class I Shares:
Net assets applicable to shares outstanding	$2,773,116	$19,069,773
Shares of beneficial interest issued and outstanding	174,578	1,572,541
Offering and redemption price per share	$15.88	$12.13

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

	EuroPac International Value Fund	EuroPac International Bond Fund	EuroPac International Dividend Income Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $155,461, $0 and $150,342, respectively)	$1,514,110	$-	$1,396,107
Interest income from unaffiliated issuers	414	1,044,928	217
Total investment income	1,514,524	1,044,928	1,396,324

Expenses:
Advisory fees	527,442	152,266	346,098
Shareholder servicing fees (Note 7)	42,851	21,114	36,585
Distribution fees (Note 8)	118,157	57,090	98,717
Fund accounting and administration fees	62,715	43,940	53,562
Transfer agent fees and expenses	28,801	21,511	26,778
Custody fees	10,401	14,029	14,667
Registration fees	18,068	16,392	17,037
Auditing fees	7,588	7,588	7,588
Legal fees	5,813	5,584	5,745
Shareholder reporting fees	5,306	4,001	7,158
Trustees' fees and expenses	4,843	4,866	4,728
Miscellaneous	3,838	3,173	3,603
Chief Compliance Officer fees	2,349	2,349	2,349
Insurance fees	1,107	1,086	1,102
Total expenses	839,279	354,989	625,717
Advisory fees (waived) recovered	11,182	(69,500)	(17,806)
Net expenses	850,461	285,489	607,911
Net investment income (loss)	664,063	759,439	788,413

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	560,898	236,262	(1,272,198)
Investments in affiliated issuers	-	-	-
Foreign currency transactions	(4,310)	17,387	(10,624)
Deferred non-US taxes	-	-	-
Net realized gain (loss)	556,588	253,649	(1,282,822)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	15,110,502	802,110	15,345,126
Investments in affiliated issuers	-	-	-
Warrants	-	-	-
Foreign currency translations	3,866	20,226	2,445
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation/depreciation	15,114,368	822,336	15,347,571
Net realized and unrealized gain (loss)	15,670,956	1,075,985	14,064,749

Net Increase (Decrease) in Net Assets from Operations	$16,335,019	$1,835,424	$14,853,162

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2021 (Unaudited)

	EP Emerging Markets Small Companies Fund	EuroPac Gold Fund
Investment Income:
Dividend income from unaffiliated issuers (net of foreign withholding taxes of $43,502 and $143,575, respectively)	$340,655	$6,024,273
Interest income from unaffiliated issuers	199	125
Total investment income	340,854	6,024,398

Expenses:
Advisory fees	510,992	1,002,438
Shareholder servicing fees (Note 7)	35,754	117,792
Distribution fees (Note 8)	115,877	284,233
Fund accounting and administration fees	67,913	109,812
Transfer agent fees and expenses	28,092	42,221
Custody fees	48,747	19,495
Registration fees	16,868	33,068
Auditing fees	7,588	7,588
Legal fees	4,981	8,349
Shareholder reporting fees	6,822	15,357
Trustees' fees and expenses	6,349	6,035
Miscellaneous	3,359	6,063
Chief Compliance Officer fees	7,114	2,350
Insurance fees	1,117	1,181
Total expenses	861,573	1,655,982
Advisory fees (waived) recovered	(35,985)	-
Net expenses	825,588	1,655,982
Net investment income (loss)	(484,734)	4,368,416

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	6,117,780	(2,519,681)
Investments in affiliated issuers	-	269,635
Foreign currency transactions	32,126	(4,239)
Deferred non-US taxes	291,315	-
Net realized gain (loss)	6,441,221	(2,254,285)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	16,611,777	98,908
Investments in affiliated issuers	-	(9,406,304)
Warrants	-	(402,785)
Foreign currency translations	(649)	83,324
Deferred non-U.S. taxes	(668,930)	-
Net change in unrealized appreciation/depreciation	15,942,198	(9,626,857)
Net realized and unrealized gain (loss)	22,383,419	(11,881,142)

Net Increase (Decrease) in Net Assets from Operations	$21,898,685	$(7,512,726)

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$664,063	$745,285
Net realized gain on investments and foreign currency transactions	556,588	3,231,504
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	15,114,368	1,883,419
Net increase in net assets resulting from operations	16,335,019	5,860,208

Distributions to Shareholders:
Distributions:
Class A	(533,983)	(700,666)
Class I	(21,477)	(10,126)
Total	(555,460)	(710,792)

Capital Transactions:
Net proceeds from shares sold:
Class A	13,037,129	26,491,346
Class I	2,799,183	1,422,821
Reinvestment of distributions:
Class A	342,802	444,161
Class I	19,577	9,852
Cost of shares redeemed:
Class A1	(5,171,042)	(9,880,226)
Class I2	(396,936)	(392,972)
Net increase in net assets from capital transactions	10,630,713	18,094,982

Total increase in net assets	26,410,272	23,244,398

Net Assets:
Beginning of period	81,308,013	58,063,615
End of period	$107,718,285	$81,308,013
Capital Share Transactions:
Shares sold:
Class A	1,454,292	3,404,609
Class I	310,146	174,300
Shares reinvested:
Class A	38,045	59,090
Class I	2,159	1,295
Shares redeemed:
Class A	(570,600)	(1,320,344)
Class I	(44,607)	(53,419)
Net increase in capital share transactions	1,189,435	2,265,531

[1]	Net of redemption fees of $2,875 and $10,220, respectively.
[2]	Net of redemption fees of $160 and $1,030, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$759,439	$1,203,672
Net realized gain (loss) on investments and foreign currency transactions	253,649	(290,908)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	822,336	294,707
Net increase in net assets resulting from operations	1,835,424	1,207,471

Distributions to Shareholders:
Distributions:
Class A	(510,519)	-
Class I	(62,153)	-
Total	(572,672)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	4,585,330	11,561,250
Class I	2,433,697	3,605,714
Reinvestment of distributions:
Class A	331,609	-
Class I	62,153	-
Cost of shares redeemed:
Class A1	(4,531,538)	(7,071,640)
Class I2	(1,131,114)	(1,216,007)
Net increase in net assets from capital transactions	1,750,137	6,879,317

Total increase in net assets	3,012,889	8,086,788

Net Assets:
Beginning of period	48,239,773	40,152,985
End of period	$51,252,662	$48,239,773
Capital Share Transactions:
Shares sold:
Class A	509,775	1,358,651
Class I	266,243	419,579
Shares reinvested:
Class A	36,663	-
Class I	6,791	-
Shares redeemed:
Class A	(502,175)	(844,103)
Class I	(124,749)	(137,345)
Net increase in capital share transactions	192,548	796,782

[1]	Net of redemption fees of $2,217 and $7,612, respectively.
[2]	Net of redemption fees of $90 and $310, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$788,413	$1,083,677
Net realized gain (loss) on investments and foreign currency transactions	(1,282,822)	2,603,464
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	15,347,571	(4,298,712)
Net increase (decrease) in net assets resulting from operations	14,853,162	(611,571)

Distributions to Shareholders:
Distributions:
Class A	(625,418)	(1,049,520)
Class I	(22,428)	(27,235)
Total	(647,846)	(1,076,755)

Capital Transactions:
Net proceeds from shares sold:
Class A	12,613,588	21,698,519
Class I	1,333,374	1,427,238
Reinvestment of distributions:
Class A	400,049	647,963
Class I	19,958	26,055
Cost of shares redeemed:
Class A1	(4,852,823)	(9,304,827)
Class I2	(376,324)	(703,560)
Net increase in net assets from capital transactions	9,137,822	13,791,388

Total increase in net assets	23,343,138	12,103,062

Net Assets:
Beginning of period	66,663,191	54,560,129
End of period	$90,006,329	$66,663,191
Capital Share Transactions:
Shares sold:
Class A	1,454,508	2,812,272
Class I	152,005	183,300
Shares reinvested:
Class A	45,855	84,608
Class I	2,282	3,397
Shares redeemed:
Class A	(554,822)	(1,228,458)
Class I	(43,702)	(90,248)
Net increase in capital share transactions	1,056,126	1,764,871

[1]	Net of redemption fees of $3,730 and $5,699, respectively.
[2]	Net of redemption fees of $0 and $909, respectively.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(484,734)	$(474,021)
Net realized gain on investments and foreign currency transactions	6,441,221	921,547
Net change in unrealized appreciation/depreciation on investments, deferred non-U.S. taxes and foreign currency translations	15,942,198	6,900,754
Net increase from payments by affiliates (Note 3)	-	796 [1]
Net increase in net assets resulting from operations	21,898,685	7,349,076

Distributions to Shareholders:
Distributions:
Class A	(479,075)	(77,457)
Class I	(7,712)	(1,290)
Total	(486,787)	(78,747)

Capital Transactions:
Net proceeds from shares sold:
Class A	14,840,923	18,948,270
Class I	1,682,146	584,757
Reinvestment of distributions:
Class A	296,636	50,575
Class I	7,479	1,002
Cost of shares redeemed:
Class A2	(6,010,212)	(10,141,943)
Class I3	(481,699)	(500,921)
Net increase in net assets from capital transactions	10,335,273	8,941,740

Total increase in net assets	31,747,171	16,212,069

Net Assets:
Beginning of period	74,262,152	58,050,083
End of period	$106,009,323	$74,262,152
Capital Share Transactions:
Shares sold:
Class A	1,019,078	1,747,692
Class I	108,659	50,497
Shares reinvested:
Class A	21,731	4,653
Class I	536	91
Shares redeemed:
Class A	(408,601)	(939,795)
Class I	(31,893)	(42,687)
Net increase in capital share transactions	709,510	820,451

[1]	The reimbursement had no impact to the Fund's total return (Note 3).
[2]	Net of redemption fees of $8,243 and $4,415, respectively.
[3]	Net of redemption fees of $0 and $105, respectively.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,368,416	$(1,595,332)
Net realized gain (loss) on investments and foreign currency transactions	(2,254,285)	476,349
Net change in unrealized appreciation/depreciation on investments, affiliated issuers and foreign currency translations	(9,626,857)	64,062,453
Net increase from payments by affiliates (Note 3)	-	547 [1]
Net increase (decrease) in net assets resulting from operations	(7,512,726)	62,944,017

Distributions to Shareholders:
Distributions:
Class A	(19,802,847)	-
Class I	(2,008,796)	-
Total	(21,811,643)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	30,239,319	114,148,837
Class I	5,252,987	15,624,315
Reinvestment of distributions:
Class A	14,469,100	-
Class I	2,005,975	-
Cost of shares redeemed:
Class A2	(30,944,455)	(38,820,601)
Class I3	(11,837,604)	(3,898,354)
Net increase in net assets from capital transactions	9,185,322	87,054,197

Total increase (decrease) in net assets	(20,139,047)	149,998,214

Net Assets:
Beginning of period	259,858,262	109,860,048
End of period	$239,719,215	$259,858,262
Capital Share Transactions:
Shares sold:
Class A	2,336,973	9,974,726
Class I	414,141	1,397,514
Shares reinvested:
Class A	1,092,832	-
Class I	150,825	-
Shares redeemed:
Class A	(2,431,657)	(3,422,754)
Class I	(922,921)	(291,820)
Net increase in capital share transactions	640,193	7,657,666

[1]	The reimbursement had no impact to the Fund's total return (Note 3).
[2]	Net of redemption fees of $17,232 and $78,467, respectively.
[3]	Net of redemption fees of $633 and $3,830, respectively.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$7.96	$7.30	$6.77	$7.65	$7.34	$6.51
Income from Investment Operations:
Net investment income[1]	0.06	0.09	0.10	0.12	0.09	0.05
Net realized and unrealized gain (loss)	1.47	0.65	0.52	(0.88)	0.32	0.88
Total from investment operations	1.53	0.74	0.62	(0.76)	0.41	0.93

Less Distributions:
From net investment income	(0.05)	(0.08)	(0.09)	(0.12)	(0.09)	(0.10)
From return of capital	-	-	-	-	(0.01)	-
Total distributions	(0.05)	(0.08)	(0.09)	(0.12)	(0.10)	(0.10)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$9.44	$7.96	$7.30	$6.77	$7.65	$7.34

Total return[3]	19.26%[4]	10.26%	9.20%	(10.00)%	5.66%	14.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$103,146	$79,591	$57,383	$53,781	$64,802	$59,684

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.73%[5]	1.81%	1.87%	1.89%	1.92%[6]	1.97%
After fees waived and expenses absorbed/recovered	1.75%[5]	1.75%	1.75%	1.75%	1.75%[6]	1.75%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed/recovered	1.37%[5]	1.04%	1.27%	1.47%	1.02%[7]	0.47%
After fees waived and expenses absorbed/recovered	1.35%[5]	1.10%	1.39%	1.61%	1.19%[7]	0.69%

Portfolio turnover rate	7%[4]	13%	15%	23%	10%	40%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.92%; the ratio of expenses to average net assets after fees waived would have been 1.75%.
[7]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.02%; the ratio of net investment income to average net assets after fees would have been 1.19%.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$7.98	$7.31	$6.78	$7.66	$7.34	$6.51
Income from Investment Operations:
Net investment income[1]	0.07	0.11	0.12	0.14	0.11	0.07
Net realized and unrealized gain (loss)	1.48	0.65	0.52	(0.88)	0.33	0.87
Total from investment operations	1.55	0.76	0.64	(0.74)	0.44	0.94

Less Distributions:
From net investment income	(0.06)	(0.10)	(0.11)	(0.14)	(0.11)	(0.11)
From return of capital	-	-	-	-	(0.01)	-
Total distributions	(0.06)	(0.10)	(0.11)	(0.14)	(0.12)	(0.11)

Redemption fee proceeds[1]	- [2]	0.01	-	- [2]	-	- [2]
Net asset value, end of period	$9.47	$7.98	$7.31	$6.78	$7.66	$7.34

Total return[3]	19.48%[4]	10.66%	9.46%	(9.75)%	6.03%	14.73%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,572	$1,717	$680	$365	$699	$527

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.48%[5]	1.56%	1.62%	1.64%	1.67%[6]	1.72%
After fees waived and expenses absorbed/recovered	1.50%[5]	1.50%	1.50%	1.50%	1.50%[6]	1.50%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed/recovered	1.62%[5]	1.29%	1.52%	1.72%	1.27%[7]	0.72%
After fees waived and expenses absorbed/recovered	1.60%[5]	1.35%	1.64%	1.86%	1.44%[7]	0.94%

Portfolio turnover rate	7%[4]	13%	15%	23%	10%	40%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes excise tax expense. If this expense was excluded, the ratio of expenses to average net assets before fees waived would have been 1.67%; the ratio of expenses to average net assets after fees waived would have been 1.50%.
[7]	Includes excise tax expense. If this expense was excluded, the ratio of net investment income to average net assets before fees waived would have been 1.27%; the ratio of net investment income to average net assets after fees would have been 1.44%.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.72	$8.48	$8.11	$8.43	$8.19	$7.93
Income from Investment Operations:
Net investment income[1]	0.13	0.24	0.30	0.24	0.21	0.18
Net realized and unrealized gain (loss)	0.20	-	0.19	(0.56)	0.03	0.12
Total from investment operations	0.33	0.24	0.49	(0.32)	0.24	0.30

Less Distributions:
From net investment income	(0.10)	-	(0.12)	-	-	(0.04)
Total distributions	(0.10)	-	(0.12)	-	-	(0.04)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	-
Net asset value, end of period	$8.95	$8.72	$8.48	$8.11	$8.43	$8.19

Total return[3]	3.76%[4]	2.83%	6.07%	(3.80)%	2.93%	3.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$45,732	$44,167	$38,621	$37,254	$43,190	$45,875

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.42%[5]	1.46%	1.51%	1.51%	1.55%	1.57%
After fees waived and expenses absorbed	1.15%[5]	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.69%[5]	2.49%	3.22%	2.52%	2.18%	1.88%
After fees waived and expenses absorbed	2.96%[5]	2.80%	3.58%	2.88%	2.58%	2.30%

Portfolio turnover rate	6%[4]	16%	26%	20%	22%	26%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Bond Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.84	$8.58	$8.19	$8.49	$8.24	$7.96
Income from Investment Operations:
Net investment income[1]	0.15	0.26	0.33	0.27	0.24	0.21
Net realized and unrealized gain (loss)	0.20	-	0.18	(0.57)	0.01	0.12
Total from investment operations	0.35	0.26	0.51	(0.30)	0.25	0.33

Less Distributions:
From net investment income	(0.12)	-	(0.12)	-	-	(0.05)
Total distributions	(0.12)	-	(0.12)	-	-	(0.05)

Redemption fee proceeds[1]	- [2]	- [2]	-	-	-	-
Net asset value, end of period	$9.07	$8.84	$8.58	$8.19	$8.49	$8.24

Total return[3]	3.94%[4]	3.03%	6.30%	(3.53)%	3.03%	4.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,521	$4,072	$1,532	$372	$760	$596

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.17%[5]	1.21%	1.26%	1.26%	1.30%	1.32%
After fees waived and expenses absorbed	0.90%[5]	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.94%[5]	2.74%	3.47%	2.77%	2.43%	2.13%
After fees waived and expenses absorbed	3.21%[5]	3.05%	3.83%	3.13%	2.83%	2.55%

Portfolio turnover rate	6%[4]	16%	26%	20%	22%	26%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$7.62	$7.81	$7.47	$8.30	$7.91	$7.84
Income from Investment Operations:
Net investment income[1]	0.08	0.14	0.19	0.21	0.20	0.17
Net realized and unrealized gain (loss)	1.55	(0.19)	0.34	(0.83)	0.40	0.12
Total from investment operations	1.63	(0.05)	0.53	(0.62)	0.60	0.29

Less Distributions:
From net investment income	(0.07)	(0.14)	(0.19)	(0.21)	(0.21)	(0.22)
Total distributions	(0.07)	(0.14)	(0.19)	(0.21)	(0.21)	(0.22)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$9.18	$7.62	$7.81	$7.47	$8.30	$7.91

Total return[3]	21.44%[4]	(0.62)%	7.10%	(7.54)%	7.68%	3.84%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$86,801	$64,846	$53,452	$53,161	$63,217	$60,375

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.54%[5]	1.65%	1.65%	1.66%	1.68%	1.78%
After fees waived and expenses absorbed	1.50%[5]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.88%[5]	1.68%	2.26%	2.48%	2.36%	1.92%
After fees waived and expenses absorbed	1.92%[5]	1.83%	2.41%	2.64%	2.54%	2.20%

Portfolio turnover rate	3%[4]	18%	15%	15%	6%	25%

[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Dividend Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$7.63	$7.81	$7.48	$8.30	$7.91	$7.84
Income from Investment Operations:
Net investment income[1]	0.09	0.16	0.20	0.23	0.22	0.19
Net realized and unrealized gain (loss)	1.55	(0.19)	0.34	(0.82)	0.40	0.12
Total from investment operations	1.64	(0.03)	0.54	(0.59)	0.62	0.31

Less Distributions:
From net investment income	(0.08)	(0.16)	(0.21)	(0.23)	(0.23)	(0.24)
Total distributions	(0.08)	(0.16)	(0.21)	(0.23)	(0.23)	(0.24)

Redemption fee proceeds[1]	-	0.01	-	-	-	-
Net asset value, end of period	$9.19	$7.63	$7.81	$7.48	$8.30	$7.91

Total return[2]	21.56%[3]	(0.23)%	7.22%	(7.17)%	7.92%	4.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,205	$1,817	$1,108	$686	$2,306	$1,976

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.29%[4]	1.40%	1.40%	1.41%	1.43%	1.53%
After fees waived and expenses absorbed	1.25%[4]	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.13%[4]	1.93%	2.51%	2.73%	2.61%	2.17%
After fees waived and expenses absorbed	2.17%[4]	2.08%	2.66%	2.89%	2.79%	2.45%

Portfolio turnover rate	3%[3]	18%	15%	15%	6%	25%

[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.15	$10.97	$10.72	$13.62	$11.80	$10.78
Income from Investment Operations:
Net investment loss[1]	(0.07)	(0.09)	(0.03)	(0.03)	(0.03)	(0.02)
Net realized and unrealized gain (loss)	3.54	1.29 [2]	1.38	(2.28)	2.01	1.18
Total from investment operations	3.47	1.20	1.35	(2.31)	1.98	1.16

Less Distributions:
From net realized gain	(0.08)	(0.02)	(1.10)	(0.59)	(0.16)	(0.14)
Total distributions	(0.08)	(0.02)	(1.10)	(0.59)	(0.16)	(0.14)

Redemption fee proceeds	- [3]	- [3]	- [3]	- [3]	- [3]	- [3]
Net asset value, end of period	$15.54	$12.15	$10.97	$10.72	$13.62	$11.80

Total return[4]	28.63%[5]	10.91%	13.90%	(17.93)%	17.12%	10.93%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$103,236	$73,055	$57,051	$54,686	$70,768	$60,835

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.83%[6]	2.00%	2.07%	2.05%	2.18%	2.25%
After fees waived and expenses absorbed	1.75%[6]	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.11)%[6]	(1.03)%	(0.62)%	(0.56)%	(0.69)%	(0.67)%
After fees waived and expenses absorbed	(1.03)%[6]	(0.78)%	(0.30)%	(0.26)%	(0.26)%	(0.17)%

Portfolio turnover rate	19%[5]	49%	45%	43%	34%	79%

[1]	Calculated based on average shares outstanding for the period.

[2]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

EP Emerging Markets Small Companies Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.41	$11.18	$10.88	$13.78	$11.91	$10.84
Income from Investment Operations:
Net investment income (loss) [1]	(0.06)	(0.06)	(0.01)	- [2]	- [2]	0.01
Net realized and unrealized gain (loss)	3.61	1.31 [3]	1.41	(2.31)	2.03	1.20
Total from investment operations	3.55	1.25	1.40	(2.31)	2.03	1.21

Less Distributions:
From net realized gain	(0.08)	(0.02)	(1.10)	(0.59)	(0.16)	(0.14)
Total distributions	(0.08)	(0.02)	(1.10)	(0.59)	(0.16)	(0.14)

Redemption fee proceeds	-	-	-	-	-	-
Net asset value, end of period	$15.88	$12.41	$11.18	$10.88	$13.78	$11.91

Total return[4]	28.67%[5]	11.15%	14.19%	(17.71)%	17.38%	11.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,773	$1,207	$999	$590	$565	$481

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.58%[6]	1.75%	1.82%	1.80%	1.93%	2.00%
After fees waived and expenses absorbed	1.50%[6]	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.86)%[6]	(0.78)%	(0.37)%	(0.31)%	(0.44)%	(0.42)%
After fees waived and expenses absorbed	(0.78)%[6]	(0.53)%	(0.05)%	(0.01)%	(0.01)%	0.08%

Portfolio turnover rate	19%[5]	49%	45%	43%	34%	79%

[1]	Calculated based on average shares outstanding for the period.

[2]	Amount represents less than $0.01 per share.

[3]	Affiliate reimbursed the Fund $796 for errors during processing. The reimbursement had no impact to the Fund's performance.

[4]	Total returns would have been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.51	$9.50	$7.40	$8.87	$10.87	$6.11
Income from Investment Operations:
Net investment income (loss) [1]	0.22	(0.11)	(0.06)	(0.07)	(0.09)	(0.03)
Net realized and unrealized gain (loss)	(0.52)	4.11 [2]	2.16	(1.17)	(0.35)[3]	4.79
Total from investment operations	(0.30)	4.00	2.10	(1.24)	(0.44)	4.76

Less Distributions:
From net investment income	(1.15)	-	-	(0.23)	(1.35)	-
From return of capital	-	-	-	-	(0.21)	-
Total distributions	(1.15)	-	-	(0.23)	(1.56)	-

Redemption fee proceeds[1]	- [4]	0.01	- [4]	- [4]	- [4]	- [4]
Net asset value, end of period	$12.06	$13.51	$9.50	$7.40	$8.87	$10.87

Total return[5]	(3.00)%[6]	42.21%	28.38%	(14.37)%	(2.97)%	77.91%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$220,649	$233,630	$102,004	$66,886	$75,006	$75,279

Ratio of expenses to average net assets: (including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.34%[7,8]	1.39%[7]	1.52%[7]	1.57%[7]	1.57%[7]	1.64%[7]
After fees waived and expenses absorbed/recovered	1.34%[7,8]	1.46%[7]	1.50%[7]	1.50%[7]	1.50%[7]	1.50%[7]
Ratio of net investment income (loss) to average net assets: (including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	3.46%[8]	(0.84)%	(0.74)%	(0.91)%	(1.03)%	(0.49)%
After fees waived and expenses absorbed/recovered	3.46%[8]	(0.91)%	(0.72)%	(0.84)%	(0.96)%	(0.35)%

Portfolio turnover rate	6%[6]	9%	18%	21%	39%	21%

[1]	Calculated based on average shares outstanding for the period.

[2]	Affiliate reimbursed the Fund $547 for errors during processing. The reimbursement had no impact to the Fund's performance.

[3]	The affiliate reimbursed the Fund $21,861 for losses on a transaction not meeting the investment guidelines of the Fund. As of October 31, 2017, the reimbursement amount represents $0.003 per share. This reimbursement had no impact to the Fund's total return.

[4]	Amount represents less than $0.01 per share.

[5]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower.

[6]	Not annualized.

[7]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended April 30, 2021. For the prior periods, the ratios would have been lowered by 0.01%, 0.00%, 0.00%, 0.00% and 0.00%, respectively.

[8]	Annualized.

See accompanying Notes to Financial Statements.

EuroPac Gold Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020	For the Period November 20, 2018* through October 31, 2019
Net asset value, beginning of period	$13.59	$9.52	$7.23
Income from Investment Operations:
Net investment income (loss) [1]	0.24	(0.08)	(0.04)
Net realized and unrealized gain (loss)	(0.53)	4.15 [2]	2.33
Total from investment operations	(0.29)	4.07	2.29

Less Distributions:
From net investment income	(1.17)	-	-
Total distributions	(1.17)	-	-

Redemption fee proceeds[1]	- [3]	- [3]	-
Net asset value, end of period	$12.13	$13.59	$9.52

Total return[4]	(2.86)%[5]	42.75%	31.67%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,070	$26,228	$7,856

Ratio of expenses to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	1.09%[6,7]	1.14%[6]	1.27%[6,7]
After fees waived and expenses absorbed/recovered	1.09%[6,7]	1.21%[6]	1.25%[6,7]
Ratio of net investment income (loss) to average net assets:
(including interest expense and dividends on securities sold short)
Before fees waived and expenses absorbed/recovered	3.71%[7]	(0.59)%	(0.53)%[7]
After fees waived and expenses absorbed/recovered	3.71%[7]	(0.66)%	(0.51)%[7]

Portfolio turnover rate	6%[5]	9%	18%[5]

*	Commencement of operations.

[1]	Calculated based on average shares outstanding for the period.

[2]	Affiliate reimbursed the Fund $547 for errors during processing. The reimbursement had no impact to the Fund's performance.

[3]	Amount represents less than $0.01 per share.

[4]	Total returns would have been lower/higher had fees and expenses not been waived or absorbed/recovered by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.

[5]	Not annualized.

[6]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 0.00% for the six months ended April 30, 2021. For the prior periods, the ratios would have been lowered by 0.01% and 0.00%.

[7]	Annualized.

See accompanying Notes to Financial Statements.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2021 (Unaudited)

Note 1 – Organization

EuroPac International Value Fund (the ‘‘International Value Fund’’), EuroPac International Bond Fund (the “International Bond Fund”), EuroPac International Dividend Income Fund (the “International Dividend Income Fund”), EP Emerging Markets Small Companies Fund (the “Emerging Markets Small Companies Fund”) and EuroPac Gold Fund (the “Gold Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Value Fund commenced operations on April 7, 2010, and its primary investment objective is to provide income and long-term capital appreciation. The International Bond Fund commenced operations on November 15, 2010, and its primary investment objective is to provide current income and capital appreciation. The International Dividend Income Fund commenced operations on January 10, 2014, and its primary investment objective is to seek income and maximize growth of income. The Emerging Markets Small Companies Fund commenced operations on December 1, 2010, and its primary investment objective is to provide long-term capital appreciation. The Gold Fund commenced operations on July 19, 2013, and its primary investment objective is to provide long-term capital appreciation. The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund are authorized to issue two classes of shares: Class A shares and Class I shares. The Class I shares commenced operations on July 16, 2013 in the International Value Fund, International Bond Fund and Emerging Markets Small Companies Fund. The Class I shares commenced operations on November 20, 2018 in the Gold Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets, but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.  The Funds may be subject to foreign taxation related to capital gains on sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.  Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2021 and during the open years ended October 31, 2018 – 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund will make distributions of net investment income, per the table below and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

Distribution Frequency of Net Investment Income
International Value Fund	Quarterly
International Bond Fund	Monthly
International Dividend Income Fund	Quarterly
Emerging Markets Small Companies Fund	Annually
Gold Fund	Annually

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(g) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrues during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(h) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(i) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

(j) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. This agreement is in effect until February 28, 2022, and it may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

	Investment Advisory Fees	Total Limit on Annual Operating Expenses Class A Shares†	Total Limit on Annual Operating Expenses Class I Shares†
International Value Fund	1.08%	1.75%	1.50%
International Bond Fund	0.60%	1.15%	0.90%
International Dividend Income Fund	0.85%	1.50%	1.25%
Emerging Markets Small Companies Fund	1.08%	1.75%	1.50%
Gold Fund	0.80%	1.50%	1.25%

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The Emerging Markets Small Companies Fund is sub-advised by Champlain Investment Partners, LLC (the “Sub-advisor”). Pursuant to a sub-advisory agreement, the Advisor pays a portion of the annual advisory fee of 1.08% of average net assets of the Fund to the Sub-advisor.

For the six months ended April 30, 2021, the Advisor waived fees as follows:

Advisory fees
International Bond Fund	$69,500
International Dividend Income Fund	17,806
Emerging Markets Small Companies Fund	35,985

For the six months ended April 30, 2021, the Advisor recovered $11,182 of previously waived advisory fees and/or other expenses absorbed from the International Value Fund.

The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2021, the amount of these potentially recoverable expenses was $182,136, $497,930, $291,113, $584,937 and $0 for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, respectively. The Advisor may recapture all or a portion of the amounts no later than October 31st of the years stated below:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
2021	$75,512	$154,037	$97,675	$210,235	$-
2022	68,048	140,069	83,342	182,205	-
2023	38,576	134,324	92,290	156,512	-
2024	-	69,500	17,806	35,985	-
Total	$182,136	$497,930	$291,113	$584,937	$-

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2021 are reported on the Statements of Operations.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended April 30, 2021, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statements of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2021 are reported on the Statements of Operations.

Affiliates reimbursed the Emerging Markets Small Companies Fund and Gold Fund $796 and $547, respectively, for losses on trading errors by the Advisor during the year ended October 31, 2020. This amount is reported on the Funds’ Statements of Changes in Net Assets. This reimbursement had no impact to the Funds’ net asset value per share or total return.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

Note 4 – Federal Income Taxes

At April 30, 2021, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Cost of investments	$90,497,531	$52,679,019	$83,439,445	$76,462,940	$190,110,816

Gross unrealized appreciation	$24,261,048	$1,343,500	$16,168,946	$34,544,394	$58,766,234
Gross unrealized depreciation	(7,381,559)	(6,095,429)	(9,818,898)	(5,934,985)	(10,253,221)

Net unrealized appreciation (depreciation) on investments	$16,879,489	$(4,751,929)	$6,350,048	$28,609,409	$48,513,013

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

As of October 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

	International Value Fund	International Bond Fund	International Dividend Income Fund	Emerging Markets Small Companies Fund	Gold Fund
Undistributed ordinary income	$58,816	$428,906	$3,981	$-	$21,531,126
Undistributed long-term gains	-	-	-	487,554	-
Tax accumulated earnings	58,816	428,906	3,981	487,554	21,531,126

Accumulated capital and other losses	$(17,503,389)	$(1,543,438)	$(8,772,927)	$(2,864,455)	$(16,504,198)
Unrealized appreciation (depreciation) on investments	1,768,987	(5,554,039)	(8,995,078)	11,997,632	62,248,613
Unrealized appreciation (depreciation) on foreign currency translations	2,369	(26,466)	2,245	596	12,703
Unrealized deferred non-U.S. taxes	-	-	-	(105,791)	-
Unrealized deferred compensation	(4,347)	(4,284)	(4,343)	(4,832)	(4,867)
Total accumulated earnings (deficit)	$(15,677,564)	$(6,699,321)	$(17,766,122)	$9,510,704	$67,283,377

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sale loss deferrals.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2020 and 2019 were as follows:

	International Value Fund		International Bond Fund		International Dividend Income Fund
	2020	2019	2020	2019	2020	2019
Distributions paid from:
Ordinary Income	$710,792	$717,401	$-	$541,659	$1,076,755	$1,335,628
Net long-term capital gains	-	-	-	-	-	-

Total taxable distributions	710,792	717,401	-	541,659	1,076,755	1,335,628
Return of Capital	-	-	-	-	-	-
Total distributions paid	$710,792	$717,401	$-	$541,659	$1,076,755	$1,335,628

	Emerging Markets Small Companies Fund		Gold Fund
	2020	2019	2020	2019
Distributions paid from:
Ordinary Income	$-	$-	$-	$-
Net long-term capital gains	78,747	5,702,346	-	-
Total taxable distributions	78,747	5,702,346	-	-
Return of Capital	-	-	-	-
Total distributions paid	$78,747	$5,702,346	$-	$-

At October 31, 2020, the Funds had accumulated capital loss carry forwards as follows:

	Capital Loss Carryforward Not Subject to Expiration
Fund	Short-Term	Long-Term	Total
International Value Fund	$1,983,385	$15,520,004	$17,503,389
International Bond Fund	103,516	843,093	946,609
International Dividend Income Fund	2,408,864	6,364,063	8,772,927
Emerging Markets Small Companies Fund*	1,458,907	952,630	2,411,537
Gold Fund	624,315	15,879,883	16,504,198

*	Capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger.

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended October 31, 2020, the International Value Income Fund, International Bond Fund, International Dividend Income Fund and Emerging Markets Small Companies Fund utilized $3,272,934, $356,702, $2,621,000 and $824,266 of their capital loss carryovers, respectively.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

As of October 31, 2020, International Bond Fund and Emerging Markets Small Companies Fund had qualified Late-Year Losses of $596,829 and $452,918, respectively, which are deferred until fiscal year 2021 for tax purposes.  Net late-year losses that are deferred, are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended April 30, 2021 and the year ended October 31, 2020, redemption fees were as follows:

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
International Value Fund	$3,035	$11,250
International Bond Fund	2,307	7,922
International Dividend Income Fund	3,730	6,608
Emerging Markets Small Companies Fund	8,243	4,520
Gold Fund	17,865	82,297

Note 6 – Investment Transactions

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
International Value Fund	$15,682,344	$5,717,040
International Bond Fund	2,960,886	2,600,800
International Dividend Income Fund	14,875,205	2,299,029
Emerging Markets Small Companies Fund	25,454,687	17,322,054
Gold Fund	14,464,231	23,028,032

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2021, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, payable to IMST Distributors, LLC. Class I shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2021, for the International Value Fund, International Bond Fund, International Dividend Income Fund, Emerging Markets Small Companies Fund and Gold Fund, distribution fees incurred by each Fund’s Class A shares are disclosed on the Statements of Operations.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2021, in valuing the Funds’ assets carried at fair value:

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

International Value Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$27,405,941	$-	$-	$27,405,941
Communications	5,844,937	-	-	5,844,937
Consumer, Cyclical	13,085,808	-	-	13,085,808
Consumer, Non-cyclical	32,429,096	-	-	32,429,096
Energy	9,685,450	-	-	9,685,450
Financial	7,152,902	-	-	7,152,902
Industrial	2,274,105	-	-	2,274,105
Short-Term Investments	9,498,781	-	-	9,498,781
Total Investments	$107,377,020	$-	$-	$107,377,020

International Bond Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$4,201	$-	$-	$4,201
Fixed Income Securities
Basic Materials	-	4,033,533	-	4,033,533
Communications	-	3,185,466	-	3,185,466
Consumer, Cyclical	-	1,205,798	-	1,205,798
Consumer, Non-cyclical	-	771,924	-	771,924
Diversified	-	767,863	-	767,863
Energy	-	2,554,356	0	2,554,356
Financial	-	4,015,232	-	4,015,232
Government	-	29,048,771	-	29,048,771
Industrial	-	409,734	-	409,734
Short-Term Investments	1,930,212	-	-	1,930,212
Total Investments	$1,934,413	$45,992,677	$-	$47,927,090

International Dividend Income Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$$18,892,876	$-	$-	$$18,892,876
Communications	12,737,954	-	-	12,737,954
Consumer, Cyclical	4,974,370	-	-	4,974,370
Consumer, Non-cyclical	20,259,393	-	-	20,259,393
Energy	11,263,663	-	-	11,263,663
Financial	8,852,377	-	-	8,852,377
Industrial	2,729,052	-	-	2,729,052
Utilities	4,480,848	-	-	4,480,848
Exchange Traded Funds
Basic Materials	1,461,460	-	-	1,461,460
Short-Term Investments	4,137,500	-	-	4,137,500
Total Investments	$$89,789,493	$-	$-	$$89,789,493

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

Emerging Markets Small Companies Fund	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Basic Materials	$-	$$3,628,457	$0	$$3,628,457
Communications	870,817	1,164,489	-	2,035,306
Consumer, Cyclical	1,107,916	7,611,554	-	8,719,470
Consumer, Non-cyclical	1,979,415	16,717,608	-	18,697,023
Financial	4,071,017	12,683,957	-	16,754,974
Industrial	-	31,515,768	-	31,515,768
Technology	2,450,148	17,706,676	-	20,156,824
Warrants	-	-	0	0
Short-Term Investments	3,564,527	-	-	3,564,527
Total Investments	$14,043,840	$91,028,509	$0	$105,072,349

Gold Fund	Level 1	Level 2*	Level 3	Total
Investments
Common Stocks
Gold Mining	$87,158,387	$-	$5,543,958	$92,702,345
Royalty Companies	85,400,591	-	4,007,052	89,407,643
Precious Metals Exploration	19,763,774	-	3,431,287	23,195,061
Silver: Exploration and Mining	26,019,438	-	-	26,019,438
Gold Exploration	6,507,844	-	-	6,507,844
Warrants
Precious Metals Developmental	-	-	-	-
Precious Metals Exploration	-	-	105,049	105,049
Royalty Companies	-	-	-	-
Silver: Exploration and Mining	-	-	-	-
Short-Term Investments	686,449	-	-	686,449
Total Investments	$225,536,483	$-	$13,087,346	$238,623,829

*	The Fund did not hold any Level 2 securities at period end.

**	The Fund did not hold any Level 3 securities at period end.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	International Bond Fund	Emerging Markets Small Companies Fund – Common Stocks	Emerging Markets Small Companies Fund – Warrants
Beginning balance October 31, 2020	$-	$-	$-
Transfers into Level 3 during the period	-	-	-
Transfers out of Level 3 during the period	-	-	-
Total realized gain/(loss)	-	-	-
Total unrealized appreciation/(depreciation)	-	-	-
Net purchases	-	-	-
Net sales	-	-	-
Balance as of April 30, 2021	$-	$-	$-

	Gold Fund – Common Stocks	Gold Fund – Warrants
Beginning balance October 31, 2020	$15,540,130	$507,834
Transfers into Level 3 during the period	-	-
Transfers out of Level 3 during the period	(5,226,393)	-
Total realized gain/(loss)	1,375	-
Total unrealized appreciation/(depreciation)	(4,368,288)	(402,785)
Net purchases	7,041,677	-
Net sales	(6,204)	-
Balance as of April 30, 2021	$12,982,297	$105,049

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2021:

	Fair Value April 30, 2021	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value	Valuation Weighted Average of Input	Impact to Valuation from an increase in Input(2)
International Bond Fund - Fixed Income Securities	$-	Asset Approach	Estimated Recovery Proceeds	$0.00	n/a	Increase
Emerging Markets Small Companies Fund - Common Stock	$-	Asset Approach	Estimated Recovery Proceeds	$0.00	n/a	Increase
Emerging Markets Small Companies Fund - Warrants	$-	Market Approach	Intrinsic Value	$0.00	$0.00	Increase
Gold Fund - Warrants	$105,049	Market Approach	Intrinsic Value	$0.00 - $0.01	$0.01	Increase
Gold Fund - Common Stocks	$12,982,297	Market Approach	Market Value Comparable Security	$0.04 - $2.00	$1.56	Increase

(1)	The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Gold Fund and Emerging Markets Small Companies Fund derivative and hedging activities, including how such activities are accounted for and their effects on the Gold Fund and Emerging Markets Small Companies Fund financial position, performance and cash flows. The Gold Fund and Emerging Markets Small Companies Fund invested in warrants during the six months ended April 30, 2021.

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

The effects of these derivative instruments on the Gold Fund’s and Emerging Markets Small Companies Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of April 30, 2021 by risk category are as follows:

	Gold Fund		Emerging Markets Small Companies Fund
	Asset Derivatives		Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Assets and Liabilities Location	Value	Value
Equity contracts	Warrants, at value	$105,049	$-

Total		$105,049	$-

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2021 are as follows:

	Gold Fund		Emerging Markets Small Companies Fund
	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income		Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants	Total	Warrants	Total
Equity contracts	$-	$-	$-	$-
Total	$-	$-	$-	$-

	Gold Fund		Emerging Markets Small Companies Fund
	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income		Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Warrants	Total	Warrants	Total
Equity contracts	$(402,785)	$(402,785)	$-	$-
Total	$(402,785)	$(402,785)	$-	$-

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

The number of contracts is included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of April 30, 2021 are as follows:

Derivatives not designated as hedging instruments	Gold Fund			Emerging Markets Small Companies Fund
Equity contracts	Warrants	Average market value	$299,563	Warrants	Average market value	$-

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a EuroPac Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of April 30, 2021 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Transfer Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*
Gold Fund
GBM Resources Ltd.	$1,692,157	$-	$(81,357)	$48,265	$-	$(315,703)	$1,343,362	$-
Magna Gold Corp.	4,288,899	-	(69,425)	48,616	-	(390,160)	3,877,930	-
Medgold Resources Corp.	327,220	2,093	(78,809)	(141,115)	-	177,651	287,040	-
Metalla Royalty and Streaming Ltd. (1)	14,262,236	-	(466,626)	313,869	(3,738,813)	(10,370,666)	-	-
Midland Exploration Inc.	3,644,720	26,131	-	-	-	312,154	3,983,005	-
Mundoro Capital, Inc.	444,789	314,550	-	-	-	250,050	1,009,389	-
Riverside Resources, Inc. (1)	493,883	-	-	-	(308,010)	(185,873)	-	-
Total	$25,153,904

Elemental Royalties Corp. (2)	2,311,194	3,508,340	-	-	(933,525)	1,116,243	6,002,252	-

Total				$269,635		$(9,406,304)	$16,502,978	$-

Euro Pacific Funds

NOTES TO FINANCIAL STATEMENTS – Continued

April 30, 2021 (Unaudited)

Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Stock Split	Shares End of Period
Gold Fund
GBM Resources Ltd.	15,531,818	-	(1,000,000)	-	14,531,818
Magna Gold Corp.	5,442,000	-	(86,100)	-	5,355,900
Medgold Resources Corp.	9,178,000	50,000	(1,800,000)	-	7,428,000
Metalla Royalty and Streaming Ltd.(1)	1,926,081	-	(38,794)		1,887,287
Midland Exploration, Inc.	5,395,400	44,500	-	-	5,439,900
Mundoro Capital, Inc.	3,703,704	2,500,000	-	-	6,203,704
Riverside Resources, Inc.(1)	2,800,000	-	-	-	2,800,000

Elemental Royalties Corp. (2)	2,123,589	3,000,000	-	-	5,123,589

*	Net of foreign withholding taxes.

(1)	Not an affiliate at the end of the period.

(2)	Not an affiliate at the beginning of the period.

Note 13 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Note 14 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory

At a meeting held on March 10-11, 2021, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and collectively, the “Funds”):

●	the EP Emerging Markets Small Companies Fund (the “Emerging Markets Fund”),

●	the EuroPac Gold Fund (the “Gold Fund”),

●	the EuroPac International Bond Fund (the “International Bond Fund”),

●	the EuroPac International Dividend Income Fund (the “International Dividend Fund”), and

●	the EuroPac International Value Fund (the “International Value Fund”).

The Board and the Independent Trustees also approved the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Champlain Investment Partners, LLC (the “Sub-Advisor”) with respect to the Emerging Markets Fund for an additional one-year term from when it otherwise would expire.

The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In renewing each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders. The Board acknowledged that in accordance with exemptive relief granted by the U.S. Securities and Exchange Commission, due to unforeseen emergency circumstances related to the COVID-19 pandemic, the meeting was being held by videoconference, and that as required by the relief, the Board would ratify the renewal of the Fund Advisory Agreements at its next in-person meeting.

Background

In advance of the meeting, the Board received information about the Funds and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor, and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s and the Sub-Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”) for various periods ended December 31, 2020; reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe; and the advisory and sub-advisory fees paid pursuant to the Advisory Agreement and Sub-Advisory Agreement, respectively. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In renewing each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Euro Pacific Asset Management, LLC

Nature, Extent and Quality of Services

With respect to the performance results of each Fund, the meeting materials indicated the following:

●	The Emerging Markets Fund’s annualized total returns for the one- and ten-year periods were above the Peer Group and Diversified Emerging Markets Fund Universe median returns and the MSCI Emerging Markets Small Cap Index returns. The Fund’s annualized total return for the three-year period was above the MSCI Index return, but below the Peer Group and Fund Universe median returns by 0.19% and 0.50%, respectively. The Fund’s annualized total return for the five-year period was above the MSCI Index return, but below the Peer Group median return by 0.42% and the Fund Universe median return by 1.46%. The Trustees considered Broadridge’s observation that the Fund outperformed many of the large-cap funds in the Fund Universe with approximately the same level of volatility over the ten-year period, despite the fact that large-cap emerging markets stocks had generally outperformed small-cap emerging markets stocks over that period. The Trustees also considered the Investment Advisor’s assertion that the Fund’s Peer Group does not provide a meaningful comparison for the Fund because the Peer Group contains strategies with median market caps that are more similar to those of funds managed by all-cap or large-cap managers.

●	The Gold Fund’s total return for the one-year period was above the Peer Group and Equity Precious Metals Fund Universe median returns, the NYSE Arca Gold Miners Index return, and the Philadelphia Gold & Silver Index return. The Fund’s annualized total return for the five-year period was above the Peer Group and Fund Universe median returns and the NYSE Index return, but below the Philadelphia Index return by 1.15%. For the three-year period, the Fund’s annualized total return was above the NYSE Index return and the Peer Group and Fund Universe median returns, but below the Philadelphia Index return by 2.71%. The Trustees considered the Investment Advisor’s explanation that the Fund’s underperformance for the three- and five-year periods compared to the Philadelphia Index was primarily due to the Philadelphia Index being fully invested in large-cap miners, some of which are not gold miners. The Trustees also observed that the Fund’s risk-adjusted returns, as measured by its Sharpe ratio, and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

●	The International Bond Fund’s annualized total return for the five-year period was the same as the Peer Group median return, but below the median return of the World Bond Fund Universe and the returns of the JP Morgan GBI Global Ex-U.S. FX NY Index Unhedged in USD and the FTSE Non-USD World Government Bond Index by 0.98%, 1.08%, and 1.18%, respectively. The Fund’s annualized total return for the three-year period was the same as the Peer Group median return, but below the Fund Universe median return by 1.60%, the JP Morgan Index return by 1.70%, and the FTSE Index return by 1.76%. For the ten-year period, the Fund’s annualized total return was below the JP Morgan Index return, the FTSE Index return, and the Peer Group and Fund Universe median returns by 1.55%, 1.56%, 1.70%, and 2.59%, respectively. The Fund’s total return for the one-year period was below the Peer Group median return by 0.78%, the Fund Universe median return by 1.90%, the JP Morgan Index return by 3.07%, and the FTSE Index return by 3.33%. The Trustees considered the Investment Advisor’s belief that the Fund’s underperformance relative to the Peer Group for the one- and ten-year periods was not meaningful because the Peer Group does not provide an appropriate basis of comparison for the Fund, as many funds in the Peer Group invest in the U.S. dollar, engage in hedging, or invest in longer duration portfolios, all of which differ from the Fund’s strategy. The Trustees also noted the Investment Advisor’s belief that the Fund’s underperformance relative to the FTSE Index over all periods was mostly due to the Fund’s relatively lower duration and its exposure to currencies that are considered more sensitive to moves in the U.S. dollar.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The International Dividend Fund’s annualized total returns for the one- and three-year periods were above the Peer Group and Foreign Large Value Fund Universe median returns and the S&P International Dividend Opportunities Index returns. The Fund’s annualized total return for the five-year period was above the Peer Group and Fund Universe median returns, but below the S&P Index return by 1.97%. The Trustees considered the Investment Advisor’s assertion that the Fund’s underperformance compared to the S&P Index over the five-year period was due to the inclusion of 2015, which was a particularly difficult year for the Fund because of severe underperformance of materials stocks and foreign currencies that were sensitive to the performance of materials stocks, as well as the underperformance of investments in emerging markets. The Trustees also observed that the Fund’s volatility of returns, as measured by its standard deviation; its risk-adjusted returns, as measured by its Sharpe ratio; its downside volatility, as measured by its Morningstar risk score; and its risk-adjusted returns relative to the benchmark, as measured by its information ratio, ranked it in the first or second quartile of the funds (which are the most favorable) in the Peer Group and Fund Universe for the one-, three-, and five-year periods.

●	The International Value Fund’s annualized total returns for the one-, three-, and five-year periods were above the Peer Group and Foreign Large Value Fund Universe median returns, the MSCI All Country World Ex USA Value Index returns, and the MSCI World Ex USA Value Index returns. The Fund’s annualized total return for the ten-year period was below the MSCI All Country World Ex USA Value Index return by 2.51%, the Peer Group median return by 2.53%, the MSCI World Ex USA Value Index return by 2.96%, and the Fund Universe median return by 3.45%. The Trustees considered the Investment Advisor’s belief that the Fund’s underperformance for the ten-year period was mainly due to the underperformance of gold stocks and other inflation sensitive sectors over that period. The Trustees also noted the Investment Advisor’s assertion that the Fund’s investment style is unique; that the Peer Group provides a poor basis of comparison for the Fund’s performance because the Fund is designed to generate dividend income and capital gain and to perform well in a weak U.S. dollar environment, which is distinct from ordinary foreign funds, the objectives of which are generally to outperform a broad group of foreign stocks; and that the Fund’s investment strategies have been communicated to the Fund’s shareholders.

The Board also considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. In addition, the Board considered the respective roles of the Investment Advisor and the Sub-Advisor with respect to the Emerging Markets Fund, noting that the Investment Advisor provides overall supervision of the general investment management and investment operations of the Fund and oversees the Sub-Advisor with respect to the Fund’s operations, including monitoring the investment and trading activities of the Sub-Advisor, monitoring the Fund’s compliance with its investment policies, and providing general administrative services related to the Investment Advisor’s overall supervision of the Fund; and that the Sub-Advisor’s responsibilities include day-to-day portfolio management. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Emerging Markets Fund’s annual investment advisory fee (gross of fee waivers) was slightly higher than the Peer Group median by 0.015%, and higher than the Diversified Emerging Markets Fund Universe median by 0.08%. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.11% and 0.30%, respectively. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were lower than the average net assets of corresponding classes of funds in the Peer Group, and significantly lower than the average net assets of corresponding classes of funds in the Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The Gold Fund’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but higher than the Equity Precious Metals Fund Universe median by 0.05%. The Trustees noted that the Fund’s advisory fee was the same as the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were slightly higher than the Peer Group median by 0.02%, and higher than the Fund Universe median by 0.32%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The International Bond Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but slightly higher than the World Bond Fund Universe median by 0.015%. The Trustees noted that the Fund’s advisory fee was lower than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate. The Trustees also considered that the Fund’s advisory fee was lower than the advisory fees paid by the other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group median by 0.12% and the Fund Universe median by 0.15%. The Trustees considered, however, the Investment Advisor’s assertion that the Fund focuses on more unique and smaller bond markets, which generally have higher custody costs and require a higher level of specialization and larger dealer networks than peer funds invested in more liquid markets. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The International Dividend Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Foreign Large Value Fund Universe medians by 0.04% and 0.09%, respectively. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.25%. The Trustees considered, however, the Investment Advisor’s assertion that the Fund is somewhat uniquely focused on smaller, less liquid markets than its peer funds, and that the Fund therefore generally has higher custody and brokerage expenses. The Trustees also noted that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes.

●	The International Value Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Foreign Large Value Fund Universe median by 0.32%, and the Peer Group median by 0.33%. The Trustees considered the Investment Advisor’s belief that the Fund warrants a higher advisory fee than the Peer Group funds generally because the Fund uses a distinct strategy involving investment in markets that are not typically covered and a focus on dividend paying companies, and therefore require more research and specialized trading in certain cases. The Trustees noted that the Fund’s advisory fee was higher than the standard fee that the Investment Advisor charges to sub-advise separate accounts for institutional clients of its affiliate. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to institutional clients, and that the Investment Advisor provides more services to the Fund than it does to separately managed accounts for which it serves as sub-advisor. The Trustees also considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than both the Peer Group and Fund Universe medians by 0.50%. The Trustees noted, however, that the average net assets of the Fund’s class considered by Broadridge were significantly lower than the average net assets of corresponding classes of funds in the Peer Group and Fund Universe, and that certain of those other funds also had significant assets in other classes. The Trustees also considered the Investment Advisor’s belief that management of the Fund warranted a higher advisory fee, as discussed above, which also resulted in higher total expenses.

In considering the Funds’ fees and total expenses, the Board considered the Investment Advisor’s longstanding view that each Fund is distinct from its Peer Group in some significant way, as the Investment Advisor focuses on unhedged exposure to various countries, currencies, and commodities in a way that is not replicated by any other fund family’s products, and that this makes it difficult for Broadridge to appropriately categorize the Funds’ strategies and construct peer groups for the Funds. The Board also considered that most investors in the Funds, the majority of whom purchase shares through the Investment Advisor’s affiliated broker-dealer, invest in the Funds specifically for this unique investment process and philosophy and with a long-term focus.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended December 31, 2020, noting that the Investment Advisor had waived a significant portion of its advisory fee for the International Bond Fund, and had waived portions of its advisory fees for the Emerging Markets Fund, International Value Fund, International Dividend Fund, and Gold Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the Funds were reasonable.

The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Champlain Investment Partners, LLC

Nature, Extent and Quality of Services

The Board considered the overall quality of services provided by the Sub-Advisor to the Emerging Markets Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the organization and operations of the Sub-Advisor, as well as its compliance structure. The Board’s observations regarding the performance of the Fund are described above. The Board noted that the Investment Advisor was recommending renewal of the sub-advisory agreement. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management services provided by the Sub-Advisor to the Emerging Markets Fund were satisfactory.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Advisor with respect to the Emerging Markets Fund and noted that it was lower than the fees that the Sub-Advisor charges to manage a commingled fund and separate accounts using the same strategy as the Emerging Markets Fund. The Board also noted that the Investment Advisor pays the Sub-Advisor’s sub-advisory fee out of the Investment Advisor’s advisory fee.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Sub-Advisor under the Sub-Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Sub-Advisor provides to the Emerging Markets Fund.

Benefits to the Sub-Advisor

The Board also considered the benefits received by the Sub-Advisor as a result of its relationship with the Emerging Markets Fund, other than the receipt of its sub-advisory fee, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Sub-Advisor’s compliance program, and the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, renewed each Fund Advisory Agreement with respect to the Funds, as applicable.

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on March 10 -11, 2021 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the following series of the Trust (each, a “Fund” and together, the “Funds”) pursuant to the Liquidity Rule:

EP Emerging Markets Small Companies Fund

EuroPac Gold Fund

EuroPac International Bond Fund

EuroPac International Dividend Income Fund

EuroPac International Value Fund

The Board has appointed Euro Pacific Asset Management, LLC, the investment adviser to the Funds, as the program administrator (“Program Administrator”) for the Fund Program. With respect to the EP Emerging Markets Small Companies Fund, the Program Administrator has delegated, subject to its oversight, the primary liquidity classification responsibility to Champlain Investment Partners, the EP Emerging Markets Small Companies Fund’s sub-advisor. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Funds, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from July 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

●	The Fund Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions);

●	An overview of market liquidity for each Fund during the Program Reporting Period;

●	Each Fund’s ability to meet redemption requests;

●	Each Fund’s cash management;

●	Each Fund’s borrowing activity, if any, in order to meet redemption requests;

●	Each Fund’s compliance with the 15% limit of illiquid investments; and

●	Each Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for each Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Funds primarily hold assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore each Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

70

Euro Pacific Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii) each Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, each Fund was able to meet redemption requests without significant dilution of remaining investors’ interests; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

71

Euro Pacific Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2021 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A shares only), and redemption fees and (2) ongoing costs, including management fees; distribution fees and/or service (12b-1) fees (Class A shares only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

EuroPac International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/20	4/30/21	11/1/20 – 4/30/21
Class A	$1,000.00	$1,192.60	$9.51
Class I	1,000.00	1,194.80	8.16
Hypothetical (5% annual return before expenses)	11/1/20	4/30/21	11/1/20 – 4/30/21
Class A	1,000.00	1,016.12	8.74
Class I	1,000.00	1,017.36	7.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect a recovery of previously waived fees. Assumes all dividends and distributions were reinvested.
72

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2021 (Unaudited)

EuroPac International Bond Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/20	4/30/21	11/1/20 – 4/30/21
Class A	$1,000.00	$1,037.60	$5.81
Class I	1,000.00	1,039.40	4.55
Hypothetical (5% annual return before expenses)	11/1/20	4/30/21	11/1/20 – 4/30/21
Class A	1,000.00	1,019.09	5.76
Class I	1,000.00	1,020.33	4.51

*	Expenses are equal to the Fund’s annualized expense ratios of 1.15% and 0.90% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Dividend Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/20	4/30/21	11/1/20 – 4/30/21
Class A	$1,000.00	$1,214,40	$8.23
Class I	1,000.00	1,215.60	6.86
Hypothetical (5% annual return before expenses)	11/1/20	4/30/21	11/1/20 – 4/30/21
Class A	1,000.00	$1,017.36	$7.50
Class I	1,000.00	1,018.60	6.25

*	Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.25% for Class A and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EP Emerging Markets Small Companies Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/20	4/30/21	11/1/20 – 4/30/21
Class A	$1,000.00	$1,286.30	$9.92
Class I	1,000.00	1,286.70	8.51
Hypothetical (5% annual return before expenses)	11/1/20	4/30/21	11/1/20 – 4/30/21
Class A	1,000.00	1,016.12	$8.75
Class I	1,000.00	1,017.36	7.50

*	Expenses are equal to the Fund’s annualized expense ratios of 1.75% and 1.50% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.
73

Euro Pacific Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2021 (Unaudited)

EuroPac Gold Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
Actual Performance	11/1/20	4/30/21	11/1/20 – 4/30/21
Class A	$1,000.00	$970.00	$6.57
Class I	1,000.00	971.40	5.35
Hypothetical (5% annual return before expenses)	11/1/20	4/30/21	11/1/20 – 4/30/21
Class A	1,000.00	1,018.13	6.73
Class I	1,000.00	1,019.37	5.48

*	Expenses are equal to the Fund’s annualized expense ratios of 1.34% and 1.09% for Class A and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). Assumes all dividends and distributions were reinvested.
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Euro Pacific Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Euro Pacific Asset Management, LLC

Suite 204, Lots 81-82

Street C

Dorado, Puerto Rico 00646

Sub-Advisor

Champlain Investment Partners, LLC

180 Battery Street, Suite 400

Burlington, Vermont 05401

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund – Class A	EPIVX	461 418 766
EuroPac International Value Fund – Class I	EPVIX	461 41P 669
EuroPac International Bond Fund – Class A	EPIBX	461 418 618
EuroPac International Bond Fund – Class I	EPBIX	461 41P 651
EuroPac International Dividend Income Fund – Class A	EPDPX	461 41P 487
EuroPac International Dividend Income Fund – Class I	EPDIX	461 41P 479
EP Emerging Markets Small Companies Fund – Class A	EPASX	461 418 550
EP Emerging Markets Small Companies Fund – Class I	EPEIX	461 41P 636
EuroPac Gold Fund – Class A	EPGFX	461 41P 677
EuroPac Gold Fund – Class I	EPGIX	461 41Q 196

Privacy Principles of the Euro Pacific Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Euro Pacific Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 558-5851 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 558-5851.

Euro Pacific Funds

P. O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 558-5851

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/21

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/09/21